SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT
SUBSEQUENT EVENT

27.SUBSEQUENT EVENT

In addition to the information disclosed elsewhere in the financial statements, as of the date of this report, the August 2015 Share Repurchase Plan and December 2015 Share Repurchase Plan are completed.